GuidePath Flexible Income Allocation Fund
Schedule of Investments
June 30, 2024 (Unaudited)

INVESTMENT COMPANIES - 97.0%	Shares	Value
Alternative Funds - 15.3%
JPMorgan Hedged Equity Fund - Select Shares - Class I(c)	105,228	$3,281,000
JPMorgan Research Market Neutral Fund - Class I	211,102	3,278,411
Stone Ridge Diversified Alternatives Fund - Class I	2,425,965	25,812,269
Vanguard Market Neutral Fund - Class Institutional(c)	551,725	7,635,880
		40,007,560

Domestic Equity Funds - 1.3%
Goldman Sachs US Equity Dividend and Premium Fund - Class Institutional	99,634	1,651,939
JPMorgan Equity Premium Income ETF	29,059	1,647,064
		3,299,003

Domestic Fixed Income Funds - 66.4%
iShares Broad USD High Yield Corporate Bond ETF	558,784	20,272,683
JPMorgan Short Duration Core Plus Fund - Class I	934,941	8,545,361
Pacer Pacific Asset Floating Rate High Income ETF (a)	75,637	3,596,539
Schwab Short-Term U.S. Treasury ETF (a)	26,414	1,271,306
Schwab U.S. TIPS ETF (a)	311,277	16,189,517
SPDR Bloomberg High Yield Bond ETF (a)	186,344	17,566,649
SPDR Bloomberg Short Term High Yield Bond ETF	209,641	5,234,736
SPDR Portfolio Short Term Treasury ETF	704,187	20,329,879
Vanguard High-Yield Corporate Fund - Class Admiral	7,364,284	39,546,206
Vanguard Short-Term Treasury ETF	350,636	20,333,382
Xtrackers USD High Yield Corporate Bond ETF (a)	571,744	20,274,042
		173,160,300

Emerging Markets Fixed Income Funds - 4.8%
Vanguard Emerging Markets Government Bond ETF (a)	198,488	12,486,880

Opportunistic Fixed Income Funds - 9.2%
Eaton Vance Strategic Income Fund - Class I	600,336	3,944,207
JPMorgan Income Fund - Class I	1,295,099	10,865,882
JPMorgan Unconstrained Debt Fund - Class I	956,947	9,196,256
		24,006,345
TOTAL INVESTMENT COMPANIES (Cost $248,196,533)		252,960,088

SHORT-TERM INVESTMENTS - 14.0%
Investments Purchased with Proceeds from Securities Lending - 13.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.46% (b)	33,754,088	33,754,088

Money Market Funds - 1.0%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 5.25% (b)	2,709,775	2,709,776
TOTAL SHORT-TERM INVESTMENTS (Cost $36,463,864)		36,463,864

TOTAL INVESTMENTS - 111.0% (Cost $284,660,397)		289,423,952
Liabilities in Excess of Other Assets - (11.0)%		(28,717,728)
TOTAL NET ASSETS - 100.0%		$260,706,224

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $32,920,968 which represented 12.6% of net assets.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(c)
Certain GuidePath Funds invest in securities of underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to $3,384,366 or 1.30`% of total net assets as of June 30, 2024.